Note 6 - Employee Benefit Plans (Details) - Net Periodic Benefit Cost - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in projected benefit obligation:
Benefit obligation at beginning of year	$ 24,975,342	$ 21,315,600
Interest cost	890,263	1,045,055
Expected return on plan assets	(1,172,278)	(1,197,674)
Amortization of net (gain) loss	762,233	390,413
Net periodic benefit cost	480,218	237,794
Actuarial (gain) loss	(5,930)	3,687,960
Benefits paid	(1,167,798)	(1,073,273)
Benefit obligation at end of year	24,691,877	24,975,342
Accumulated benefit obligation	24,691,877	24,975,342
Change in plan assets:
Fair value of plan assets at beginning of year	19,833,900	18,427,757
Actual return on plan assets	(349,601)	1,654,416
Employer contributions	300,000	825,000
Benefits paid	(1,167,798)	(1,073,273)
Fair value of plan assets at end of year	18,616,501	19,833,900
Funded status	(6,075,376)	(5,141,442)
Unrecognized net actuarial loss	8,388,698	7,634,982
Net amount recognized as prepaid benefit cost	$ 2,313,322	$ 2,493,540